Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenues from proprietary products	$ 79,559	$ 55,958	$ 42,952
Revenues from distribution	23,266	21,536	26,954
Total revenues	102,825	77,494	69,906
Cost of revenues from proprietary products	51,335	37,723	30,901
Cost of revenues from distribution	19,402	18,411	23,640
Total cost of revenues	70,737	56,134	54,541
Gross profit	32,088	21,360	15,365
Research and development expenses	11,973	16,245	16,530
Selling and marketing expenses	4,398	3,243	3,652
General and administrative expenses	8,273	7,353	6,607
Operating income (loss)	7,444	(5,481)	(11,424)
Financial income	500	469	463
Income (expense) in respect of currency exchange differences and derivatives instruments, net	(612)	127	625
Financial expense	(162)	(126)	(934)
Gain (loss) before taxes on income	7,170	(5,011)	(11,270)
Taxes on income	269	1,722
Net income (loss)	6,901	(6,733)	(11,270)
Items that may be reclassified to profit or loss in subsequent periods:
Gain (loss) on available for sale financial assets	(23)	(54)	63
Gain (loss) on cash flow hedges	329	47	71
Net amounts transferred to the statement of profit or loss for cash flow hedges	(256)	(73)	44
Items that will not be reclassified to profit or loss in subsequent periods:
Actuarial gain (loss) from defined benefit plans	(256)	(22)	22
Total comprehensive income (loss)	$ 6,695	$ (6,835)	$ (11,070)
Income (loss) per share attributable to equity holders of the Company:
Basic income (loss) per share	$ 0.18	$ (0.18)	$ (0.31)
Diluted income (loss) per share	$ 0.18	$ (0.18)	$ (0.31)